ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 11.5%
Automotive Parts & Equipment - 1.8%
Patrick Industries, Inc.	17,687	$1,978,291

Automotive Retail - 2.0%
Murphy USA, Inc.	5,707	2,148,686

Home Furnishings - 2.5%
Somnigroup International, Inc.	32,879	2,760,192

Homebuilding - 5.2%
DR Horton, Inc.	16,745	2,837,942
TopBuild Corp. (a)	6,814	2,867,059
		5,705,001
Total Consumer Discretionary		12,592,170

Consumer Staples - 1.2%
Food Distributors - 1.2%
US Foods Holding Corp. (a)	16,567	1,285,599

Energy - 2.0%
Oil & Gas Storage & Transportation - 2.0%
Cheniere Energy, Inc.	9,182	2,220,391

Financials - 20.7%
Asset Management & Custody Banks - 5.4%
Hamilton Lane, Inc. - Class A	14,605	2,254,136
Victory Capital Holdings, Inc. - Class A	51,591	3,677,406
		5,931,542
Consumer Finance - 2.9%
OneMain Holdings, Inc.	50,227	3,107,042

Financial Exchanges & Data - 0.8%
Coinbase Global, Inc. - Class A (a)	2,726	830,176

Investment Banking & Brokerage - 7.1%
Houlihan Lokey, Inc.	19,954	3,975,835
LPL Financial Holdings, Inc.	10,446	3,807,358
		7,783,193
Property & Casualty Insurance - 2.9%
Kinsale Capital Group, Inc.	2,255	1,031,550
RLI Corp.	31,675	2,145,348
		3,176,898

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Regional Banks - 1.6%
Axos Financial, Inc. (a)	19,577	$1,785,618
Total Financials		22,614,469

Health Care - 12.1%
Health Care Facilities - 3.7%
HCA Healthcare, Inc.	10,023	4,048,891

Health Care Services - 2.1%
Addus HomeCare Corp. (a)	19,653	2,263,436

Life Sciences Tools & Services - 6.3%
Agilent Technologies, Inc.	18,677	2,346,952
Medpace Holdings, Inc. (a)	9,675	4,600,559
		6,947,511
Total Health Care		13,259,838

Industrials - 29.2%(b)
Aerospace & Defense - 1.0%
HEICO Corp. - Class A	4,382	1,073,634

Building Products - 2.3%
Builders FirstSource, Inc. (a)	17,964	2,491,248

Construction & Engineering - 3.7%
Comfort Systems USA, Inc.	5,797	4,077,494

Construction Machinery & Heavy Transportation Equipment - 1.2%
Federal Signal Corp.	11,170	1,373,798

Diversified Support Services - 5.8%
Cintas Corp.	13,478	2,830,784
Copart, Inc. (a)	71,327	3,481,471
		6,312,255
Electrical Components & Equipment - 2.0%
AMETEK, Inc.	11,718	2,165,486

Environmental & Facilities Services - 1.2%
Tetra Tech, Inc.	37,322	1,359,267

Research & Consulting Services - 7.2%
Booz Allen Hamilton Holding Corp.	23,391	2,543,069
CBIZ, Inc. (a)	43,204	2,788,386

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Research & Consulting Services - 7.2% (Continued)
ICF International, Inc.	12,527	$1,230,402
UL Solutions, Inc.	21,699	1,370,726
		7,932,583
Trading Companies & Distributors - 4.8%
Ferguson Enterprises, Inc.	9,497	2,195,232
United Rentals, Inc.	3,168	3,029,685
		5,224,917
Total Industrials		32,010,682

Information Technology - 16.0%
Application Software - 8.6%
Descartes Systems Group, Inc. (a)	27,312	2,729,834
Fair Isaac Corp. (a)	1,385	2,107,471
Manhattan Associates, Inc. (a)	11,436	2,463,772
Tyler Technologies, Inc. (a)	3,628	2,042,129
		9,343,206
Electronic Equipment & Instruments - 1.3%
Badger Meter, Inc.	7,949	1,454,031

Internet Services & Infrastructure - 1.9%
GoDaddy, Inc. - Class A (a)	13,892	2,060,322

Semiconductor Materials & Equipment - 1.3%
Entegris, Inc.	17,151	1,436,225

Systems Software - 2.9%
Fortinet, Inc. (a)	40,514	3,191,288
Total Information Technology		17,485,072

Real Estate - 5.2%
Real Estate Services - 5.2%
Colliers International Group, Inc.	17,530	2,898,586
FirstService Corp.	13,731	2,762,677
Total Real Estate		5,661,263

Utilities - 1.9%
Electric Utilities - 1.9%
NRG Energy, Inc.	14,251	2,074,376
TOTAL COMMON STOCKS (Cost $96,182,823)		109,203,860

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.22%(c)	268,986	$268,986
TOTAL MONEY MARKET FUNDS (Cost $268,986)		268,986

TOTAL INVESTMENTS - 100.0% (Cost $96,451,809)		$109,472,846
Liabilities in Excess of Other Assets - (0.0)% (d)		(13,503)
TOTAL NET ASSETS - 100.0%		$109,459,343

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARGENT ETFs

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Argent Mid Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$109,203,860	$—	$—	$109,203,860
Money Market Funds	268,986	—	—	268,986
Total Investments	$109,472,846	$—	$—	$109,472,846

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.